Stock-based Compensation - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	1,927,428	1,514,770	1,263,831
Shares Exercisable	629,373	921,677
Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	1,498,690	1,180,606
Shares Exercisable	449,681	690,760
Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	428,738	334,164
Shares Exercisable	179,692	230,917
Exercise Price $0.16
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 0.16	$ 0.16
Exercise Price $0.16 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	75,660	75,660
Shares Exercisable	75,660	75,660
Exercise Price $0.16 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	12,611	15,762
Shares Exercisable	12,611	15,762
Exercise Price $0.48
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 0.48	$ 0.48
Exercise Price $0.48 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	162,353	288,453
Shares Exercisable	162,353	288,453
Exercise Price $1.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.00	$ 1.00
Exercise Price $1.00 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	37,830	37,830
Shares Exercisable	37,830	37,830
Exercise Price $1.04
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.04	$ 1.04
Exercise Price $1.04 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	70,933	241,164
Shares Exercisable	70,933	194,139
Exercise Price $1.04 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	31,525	81,965
Shares Exercisable	31,525	81,964
Exercise Price $1.19
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.19	$ 1.19
Exercise Price $1.19 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	52,645	66,517
Shares Exercisable	38,878	47,392
Exercise Price $1.19 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	34,677	34,677
Shares Exercisable	34,677	34,677
Exercise Price $1.31
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.31	$ 1.31
Exercise Price $1.31 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	63,050	63,050
Shares Exercisable	63,050	63,050
Exercise Price $1.35
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.35	$ 1.35
Exercise Price $1.35 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	294,754	414,237
Shares Exercisable	27,529	22,067
Exercise Price $1.35 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	116,642	163,930
Shares Exercisable	63,049	60,684
Exercise Price $1.49
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 1.49	$ 1.49
Exercise Price $1.49 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	31,525	31,525
Shares Exercisable	10,508
Exercise Price $17.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price ($)	$ 17.00
Exercise Price $17.00 | Employees and Directors
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	747,770
Shares Exercisable	770
Exercise Price $17.00 | Non-employees
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares Outstanding	195,453